CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 146,217		SFr 138,593
Cash and due from banks, Allowance for credit losses	0		(6)
Cash and due from banks, Net carrying value	146,217		138,587
Interest-bearing deposits with banks, Amortized cost basis	1,313		1,303
Interest-bearing deposits with banks, Allowance for credit losses	0		(5)
Interest-bearing deposits with banks, Net carrying value	1,313		1,298
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	25,180		21,139
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	25,180		21,139
Loans, Amortized cost basis	290,155		282,036
Allowance for credit losses	(1,412)	SFr (1,527)	(1,536)	SFr (1,669)	SFr (1,431)	SFr (1,049)
Loans, Net carrying value	288,743		280,500
Brokerage receivables, Amortized cost basis	37,501		35,942
Brokerage receivables, Allowance for credit losses	(4,429)	(36)	(1)
Brokerage receivables, Net carrying value	33,072		35,941
Other assets, Amortized cost basis	14,147		15,394
Other assets, Allowance for credit losses	(41)	SFr (4,447)	(43)
Other assets, Net carrying value	14,106		15,351
Total, Amortized cost basis	514,513		494,407
Total, Allowance for credit losses	(5,882)		(1,591)
Total, Net carrying value	508,631		492,816
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	145,226		137,683
Cash and due from banks, Allowance for credit losses	0		(1)
Cash and due from banks, Net carrying value	145,226		137,682
Interest-bearing deposits with banks, Amortized cost basis	1,245		1,235
Interest-bearing deposits with banks, Allowance for credit losses	0		(5)
Interest-bearing deposits with banks, Net carrying value	1,245		1,230
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	25,180		21,139
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	25,180		21,139
Loans, Amortized cost basis	298,469		290,468
Allowance for credit losses	(1,411)		(1,535)	SFr (1,668)		SFr (1,048)
Loans, Net carrying value	297,058		288,933
Brokerage receivables, Amortized cost basis	37,503		35,944
Brokerage receivables, Allowance for credit losses	(4,429)		(1)
Brokerage receivables, Net carrying value	33,074		35,943
Other assets, Amortized cost basis	14,245		15,540
Other assets, Allowance for credit losses	(39)		(41)
Other assets, Net carrying value	14,206		15,499
Total, Amortized cost basis	521,868		502,009
Total, Allowance for credit losses	(5,879)		(1,583)
Total, Net carrying value	SFr 515,989		SFr 500,426